GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL [Abstract]
Disclosure of detailed information about goodwill [Table Text Block]

	2023	2022
	US$’000	US$’000
Cost:
Balance at 1 January	3,292	3,305
Acquisition of subsidiaries (Note 37)	7,924	-
Effects of foreign currency exchange differences	(18)	(13)
Balance at 31 December	11,198	3,292

Accumulated impairment losses:
Balance at 1 January	3,292	3,305
Effects of foreign currency exchange differences	(18)	(13)
Balance at 31 December	3,274	3,292

Carrying amount:
At 31 December	7,924	-

Disclosure of detailed information about cost of goodwill [Table Text Block]
Goodwill acquired in a business combination is allocated, at acquisition, to the CGUs that are expected to benefit from that business combination.  Before recognition of impairment losses, the cost of goodwill had been allocated as follows:

	2023	2022
	US$’000	US$’000
Cost:
Island Trading and Shipping	3,089	3,089
Parcel Service	185	203
Taylor Maritime Management Limited	4,470	-
Tamar Ship Management Limited	3,454	-
	11,198	3,292